N-4	Jul. 19, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001140778
Entity Investment Company Type	N-4
Document Period End Date	Jul. 19, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-14 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-10 in the updating summary prospectus and the summary prospectus for new investors.

The existing entry for Fidelity® Variable Insurance Products Funds - Fidelity® VIP High Income Portfolio—Service Class 2 is deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	1.07%	10.24%	3.60%	3.14%

Prospectuses Available [Text Block]

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-14 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-10 in the updating summary prospectus and the summary prospectus for new investors.

The existing entry for Fidelity® Variable Insurance Products Funds - Fidelity® VIP High Income Portfolio—Service Class 2 is deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	1.07%	10.24%	3.60%	3.14%

Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income, while also considering growth of capital
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.14%